Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions and Balances

18. Related party transactions and balances

(a) Related party transactions

The discontinued components for the years ended December 31, 2011 and 2012 and the continuing components for the year ended December 31, 2013 entered into certain transactions with its related parties. Management believes that these related party transactions were conducted at normal commercial terms. For the periods presented, material related party transactions are summarized as follows for the years ended December 31, 2011, 2012 and 2013:

			Years Ended December 31,
	Note		2011	2012	2013
Revenue from provision of advertising services	(i	)	$45	$32	$—
Expenses for leases of advertising space	(ii	)	$—	$—	$166
Purchase for lease agreements	(iii	)	$—	$—	$2,200

Notes:

(i)	Represents amounts received / receivable from affiliated entities of senior management personnel of the Company, for provision of advertising services to these entities. The transactions are conducted on terms comparable to the terms of similar transactions with third parties.
(ii)	Represents amounts paid / payable to an affiliated entity of senior management personnel of the Company, for leases of advertising spaces. The transactions are conducted on terms comparable to the terms of similar transactions with third parties.
(iii)	Represents 2.05 million Tiger Media ordinary shares issued to acquire eight key lease agreements from an affiliated entity of senior management personnel of the Company.

(b) Amounts due from related parties

			As of December 31,
	Note		2012	2013
Prepayment for leases of advertising space	(i	)	$—	$40

Note:

(i)	Represents prepayment to an affiliated entity of senior management personnel of the Company, for leases of advertising spaces.

(c) Amounts due to related parties

			As of December 31,
	Note		2012	2013
Board member fee	(i	)	$110	$42
Compensation committee chairman fee	(ii	)	—	1
Audit committee chairman fee	(iii	)	—	30

			$110	$73

Notes:

(i)	Represents board member fees due to certain board members of the Company.
(ii)	Represents compensation committee chairman fees to certain board members of the Company.
(iii)	Represents audit committee chairman fees to certain board members of the Company.